Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-39608
Entity Registrant Name	INTRUSION INC.
Entity Central Index Key	0000736012
Entity Tax Identification Number	75-1911917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 East Park Blvd
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	(888)
Local Phone Number	637-7770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	INTZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false